Note 20 - Shareholders' Capital (Details Textual) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 02, 2019	Sep. 12, 2018
Statement Line Items [Line Items]
Par value per share (in CAD per share)	$ 0
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.75%	[1]	8.75%	[1]	8.75%	8.75%
Senior unsecured 8.75% term loan [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, senior debit to EBITDA covenant ratio					1.5
Preference shares [member]
Statement Line Items [Line Items]
Number of shares authorised (in shares)	50,000,000
Number of shares issued and fully paid (in shares)	0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 1.0625		$ 2.125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 6,622		$ 12,189
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.125		$ 0.50
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 18,724		$ 74,557
Dividends recognised as distributions to owners of parent	$ 849		$ 1,284

[1]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As of March 31, 2020, US$207.0 million was drawn from the 8.75% loan. On July 29, 2019, the Company drew US$7.0 million from the second tranche and US$7.0 million from the third tranche. The US$14 million draws were secured by a personal guarantee from a director of the Company. At March 31, 2020 the Company has US$43.0 million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.30:1 and the total debt to EBITDA covenant from 3.50:1 to 4.25:1 for the fourth quarter of fiscal 2020. As at March 31, 2020 the Company was compliant with all of these covenants.